UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
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Address:  35 Old Tavern Rd, 2nd Floor
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          Orange, CT 06477
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Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Zielinski
          ----------------------------------------------------------------------
Title:    Chief Compliance Officer
          ----------------------------------------------------------------------
Phone:    (203) 891-8377
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Michael Zielinski                   Orange, CT              02-14-2011
----------------------------------  -------------------------------   ----------
           [Signature]                      [City, State]                [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 50
                                        -------------------

Form 13F Information Table Value Total: $538,884
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Foxhall Capital Management, Inc.
FORM 13F
31-December-2010

                                                                                                     Voting Authority
                                                                                                   --------------------
                                 Title of             Value        Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                   class     CUSIP      (x$1000)     Prn Amt     Prn  Call  Dscretn  Managers  Sole    Shared  None
------------------------------   --------  ---------  --------     ----------  ---  ----  -------  --------  ------- ------  ----
ALLIANCE RES PARTNER L P          CS       01877R108      914.00     13,900.00  SH         Sole                4955    0       8945
ALPS ETF TR THOM REUTR JEF        ETF      00162Q304    3,443.00     69,449.00  SH         Sole                2288    0      67161
AMERICAN CAPITAL AGENCY CORP      CS       02503X105      866.00     30,130.00  SH         Sole               10733    0      19397
AMERIGROUP CORP                   CS       03073T102      870.00     19,805.00  SH         Sole                7108    0      12697
AUTOLIV INC                       CS       052800109      885.00     11,214.00  SH         Sole                3979    0       7235
CELLCOM ISRAEL LTD                CS       M2196U109      852.00     26,074.00  SH         Sole                9161    0      16913
CIRRUS LOGIC INC                  CS       172755100      871.00     54,476.00  SH         Sole               19473    0      35003
CLIFFS NATURAL RESOURCES INC      CS       18683K101      932.00     11,950.00  SH         Sole                4298    0       7652
COOPER TIRE AND RUBR CO           CS       216831107      909.00     38,540.00  SH         Sole               13795    0      24745
CRACKER BARREL OLD CTRY STOR      CS       22410J106      906.00     16,541.00  SH         Sole                5941    0      10600
CROWN HOLDINGS INC                CS       228368106      906.00     27,150.00  SH         Sole                9862    0      17288
DST SYS INC DEL                   CS       233326107      889.00     20,047.00  SH         Sole                7224    0      12823
EMPRESA NACIONAL DE ELCTRCID      ADR      29244T101      877.00     15,609.00  SH         Sole                5592    0      10017
ENDO PHARMACEUTICALS HLDGS I      CS       29264F205      878.00     24,582.00  SH         Sole                8769    0      15813
EXXON MOBIL CORP                  CS       30231G102      907.00     12,404.00  SH         Sole                4444    0       7960
GREENHAVEN CONT CMDTY INDEX UN    ETF      395258106   53,373.00  1,619,818.00  SH         Sole              397579    0    1222239
HEALTHSPRING INC                  CS       42224N101      839.00     31,619.00  SH         Sole               11073    0      20546
IMPAX LABORATORIES INC            CS       45256B101      953.00     47,406.00  SH         Sole               17319    0      30087
INTERDIGITAL INC                  CS       45867G101      996.00     23,911.00  SH         Sole                8846    0      15065
ISHARES INC MSCI CDA INDEX        ETF      464286509    2,102.00     67,809.00  SH         Sole               67809    0          0
ISHARES SANDP GLOBAL INFRASTRU    ETF      464288372    7,017.00    200,149.00  SH         Sole              200149    0          0
ISHARES TR DJ US BAS MATL         ETF      464287838    3,068.00     39,605.00  SH         Sole                1477    0      38128
ISHARES TR DJ US TOTL MKT         ETF      464287846   39,649.00    625,384.00  SH         Sole              172647    0     452737
ISHARES TR GS NAT RES IDX         ETF      464287374    4,169.00    100,007.00  SH         Sole              100007    0          0
ISHARES TR LEHMAN SH TREA         ETF      464288679   20,990.00    190,399.00  SH         Sole               70052    0     120347
ISHARES TR MSCI EAFE IDX          ETF      464287465   70,780.00  1,215,731.00  SH         Sole              314707    0     901024
ISHARES TR MSCI EMERG MKT         ETF      464287234   77,161.00  1,619,596.00  SH         Sole              519075    0    1100521
ISHARES TR RUSSELL 3000           ETF      464287689   46,433.00    619,520.00  SH         Sole              186031    0     433489
ISHARES TR S&P 1500 INDEX         ETF      464287150      229.00      3,996.00  SH         Sole                3996    0          0
ISHARES TR S&P EMRG INFRS         ETF      464288216    1,665.00     48,525.00  SH         Sole               48525    0          0
KKR FINANCIAL HLDGS LLC           CS       48248A306      903.00     97,136.00  SH         Sole               34220    0      62916
LABORATORY CORP AMER HLDGS        CS       50540R409      928.00     10,551.00  SH         Sole                3804    0       6747
LAM RESEARCH CORP                 CS       512807108      908.00     17,543.00  SH         Sole                6391    0      11152
MARKET VECTORS ETF TR RVE HARD    ETF      57060U795   50,367.00  1,293,120.00  SH         Sole              402174    0     890946
MILLICOM INTL CELLULAR S A        CS       L6388F110      953.00      9,965.00  SH         Sole                3570    0       6395
NEWMARKET CORP                    CS       651587107      852.00      6,905.00  SH         Sole                2415    0       4490
PIER 1 IMPORTS INC                CS       720279108      886.00     84,402.00  SH         Sole               29993    0      54409
PIMCO ETF TR ENHAN SHRT MAT       ETF      72201R833   14,891.00    147,856.00  SH         Sole               15922    0     131934
POWERSHARES VRDO TAX FREE WEEK    ETF      73936T433    6,121.00    244,930.00  SH         Sole              244930    0          0
RENAISSANCE RE HLDGS LTD          CS       G7496G103      904.00     14,192.00  SH         Sole                5131    0       9061
ROCK-TENN CO                      CS       772739207      861.00     15,961.00  SH         Sole                5663    0      10298
ROSS STORES INC                   CS       778296103      877.00     13,866.00  SH         Sole                4913    0       8953
SANDISK CORP                      CS       80004C101      908.00     18,203.00  SH         Sole                6609    0      11594
SPDR BARCLAYS CAPITAL 1-3 MONT    ETF      78464A680   21,019.00    458,437.00  SH         Sole              168403    0     290034
SPDR INDEX SHS FDS EMERG MKTS     ETF      78463X509   18,760.00    252,255.00  SH         Sole              168887    0      83368
VALASSIS COMMUNICATIONS INC       CS       918866104      839.00     25,925.00  SH         Sole                9262    0      16663
VANGUARD INTL EQUITY INDEX F E    ETF      922042858   34,530.00    717,202.00  SH         Sole              262087    0     455115
VANGUARD SECTOR INDEX FDS MATL    ETF      92204A801    2,418.00     29,269.00  SH         Sole               29269    0          0
VANGUARD TAX-MANAGED FD EUROPE    ETF      921943858   32,727.00    905,302.00  SH         Sole              436297    0     469005
XILINX INC                        CS       983919101      903.00     31,143.00  SH         Sole               11080    0      20063
REPORT SUMMARY: 50 DATA RECORDS                       536,884.00          0.00  0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED.